LOAN COMMITMENTS, FINANCIAL GUARANTEES AND SIMILAR INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Loan Commitments Financial Guarantees And Similar Instruments
Scheduler of loan commitments, financial guarantees and similar instruments

	R$ thousands
	On December 31, 2024	On December 31, 2023
Commitments to extend credit (1)	341,763,232	299,288,995
Financial guarantees (2)	119,229,609	105,816,558
Letters of credit for imports	897,221	439,463
Total	461,890,062	405,545,016
(1)	Includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and
(2)	Refers to guarantees mostly provided for Corporate customers.